Consolidated Statements of Changes In Shareholders’ Equity ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Additional paid-in capital CNY (¥) [1]	Additional paid-in capital USD ($) [1]	Accumulated Deficit CNY (¥) [2]	Accumulated Deficit USD ($) [2]	Accumulated other comprehensive loss CNY (¥)	Accumulated other comprehensive loss USD ($)	Quhuo Limited shareholders' equity CNY (¥)	Quhuo Limited shareholders' equity USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	CNY (¥)	USD ($)
Balance (in Dollars)	¥ 43		¥ 1,885,637		¥ (1,379,864)		¥ (4,654)		¥ 501,162		¥ (3,585)		¥ 497,577
Balance (in Shares) at Dec. 31, 2022 | shares	54,936,290	54,936,290
Balance at Dec. 31, 2022	¥ 43		1,885,637		(1,379,864)		(4,654)		501,162		(3,585)		497,577
Net income/(loss)					3,334				3,334		2,674		6,008
Other comprehensive income (loss)							2,188		2,188				2,188
Exercise of employee share options (note 15) (in Shares) | shares	6,739,923	6,739,923
Exercise of employee share options (note 15)
Share-based compensation (note 15)			(495)						(495)				(495)
Balance (in Shares) at Dec. 31, 2023 | shares	61,676,213	61,676,213
Balance at Dec. 31, 2023	¥ 43		1,885,142		(1,376,530)		(2,466)		506,189		(911)		505,278
Balance (in Dollars)	43		1,885,142		(1,376,530)		(2,466)		506,189		(911)		505,278
Net income/(loss)					2,705				2,705		(1,093)		1,612
Share issued for securities purchase agreement (note 18) (in Shares) | shares	41,405,680	41,405,680
Share issued for securities purchase agreement (note 18)	¥ 3		14,237						14,240				14,240
Share issued for acquisition of Quhuo International’s non-controlling interest (note 17) (in Shares) | shares	793,868,246	793,868,246
Share issued for acquisition of Quhuo International’s non-controlling interest (note 17)	¥ 569		(59,897)						(59,328)		(2,102)		(61,430)
Other comprehensive income (loss)							916		916				916
Balance (in Shares) at Dec. 31, 2024 | shares	896,950,139	896,950,139
Balance at Dec. 31, 2024	¥ 615		1,839,482		(1,373,825)		(1,550)		464,722		(4,106)		460,616
Balance (in Dollars)	615		1,839,482		(1,373,825)		(1,550)		464,722		(4,106)		460,616
Net income/(loss)					(149,464)				(149,464)		(1,047)		(150,510)	$ (21,522)
Share issued for securities purchase agreement (note 18) (in Shares) | shares	2,891,611,000	2,891,611,000
Share issued for securities purchase agreement (note 18)	¥ 1,987		35,089						37,076				37,076
Other comprehensive income (loss)							(587)		(587)				(587)
Share-based compensation (note 15)			3,010						3,010				3,010
Balance (in Shares) at Dec. 31, 2025 | shares	3,788,561,139	3,788,561,139
Balance at Dec. 31, 2025	¥ 2,602	$ 372	1,877,581	$ 268,491	(1,523,289)	$ (217,827)	(2,137)	$ (306)	354,757	$ 50,730	(5,153)	$ (737)	349,604	49,993
Balance (in Dollars)	¥ 2,602	$ 372	¥ 1,877,581	$ 268,491	¥ (1,523,289)	$ (217,827)	¥ (2,137)	$ (306)	¥ 354,757	$ 50,730	¥ (5,153)	$ (737)	¥ 349,604	$ 49,993

[1]	The Company’s entities incorporated in the Chinese mainland appropriated statutory surplus fund of RMB15,018 and nil for the year ended December 31, 2024 and 2025, respectively.
[2]	Accumulative other comprehensive loss includes foreign currency translation adjustment for the years ended December 31, 2023, 2024 and 2025.